Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Small Cap Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Inception Date	Class A Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Inception Date	Class C Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Inception Date	Class S Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Inception Date	Class I Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Inception Date	Class N Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Inception Date	Class R Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years
Total	(12.36%)	[1]	6.21%	[1]	6.67%	[1]	[1]	4.63%	9.65%	8.66%	(8.55%)	[2]	6.84%	[2]	6.61%	[2]	[2]	4.63%	9.65%	8.66%	(7.03%)	7.44%	7.26%		4.63%	9.65%	8.66%	(6.76%)	7.84%	7.66%		4.63%	9.65%	8.66%	(6.57%)	7.98%	7.77%		4.63%	9.65%	8.66%	(7.28%)	7.17%	6.99%		4.63%	9.65%	8.66%	(6.83%)	7.72%	7.53%		(7.05%)	6.59%	5.44%		(3.90%)	[3]	5.96%	[3]	5.58%	[3]	[3]	4.63%	9.65%	8.66%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.